Federated Hermes MDT Large Cap Value ETF
Portfolio of Investments
May 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—99.3%
		Communication Services—4.5%
7,751		AT&T, Inc.	$ 215,478
3,413		Comcast Corp., Class A	117,987
1,089		Electronic Arts, Inc.	156,577
7,213		Fox Corp.	396,282
1,313		T-Mobile USA, Inc.	318,009
4,749		Verizon Communications, Inc.	208,766
		TOTAL	1,413,099
		Consumer Discretionary—5.7%
15,035		Advance Auto Parts, Inc.	720,627
4,257	[1]	Capri Holdings Ltd.	77,137
459	[1]	DoorDash, Inc.	95,770
2,410		eBay, Inc.	176,340
1,580	[1]	Five Below, Inc.	184,181
3,232		General Motors Co.	160,339
243		McDonald’s Corp.	76,266
1,732		PVH Corp.	145,090
479	[1]	SharkNinja, Inc.	44,034
278	[1]	Ulta Beauty, Inc.	131,066
		TOTAL	1,810,850
		Consumer Staples—9.3%
4,076	[1]	Bellring Brands, Inc.	256,584
4,035		Colgate-Palmolive Co.	375,013
6,067		Estee Lauder Cos., Inc., Class A	406,125
913		General Mills, Inc.	49,539
3,835		Kimberly-Clark Corp.	551,320
4,560		Kroger Co.	311,129
5,987	[1]	Maplebear, Inc.	273,426
1,655		Molson Coors Beverage Company, Class B	88,692
89		PepsiCo, Inc.	11,699
3,317		Philip Morris International, Inc.	599,017
419		Target Corp.	39,390
		TOTAL	2,961,934
		Energy—5.1%
2,630		Cheniere Energy, Inc.	623,284
294		Chevron Corp.	40,190
5,134		Devon Energy Corp.	155,355
610		DT Midstream, Inc.	63,891
4,636		EOG Resources, Inc.	503,331
355		Expand Energy Corp.	41,226
1,037		Marathon Petroleum Corp.	166,687
1,241		TechnipFMC PLC	38,657
		TOTAL	1,632,621
		Financials—23.6%
1,378		Ameriprise Financial, Inc.	701,733
4,871		Bank of New York Mellon Corp.	431,619
886	[1]	Berkshire Hathaway, Inc., Class B	446,509
318		CME Group, Inc.	91,902

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
1,693		Corebridge Financial, Inc.	$ 55,209
2,805		Fidelity National Financial, Inc.	153,630
320		Goldman Sachs Group, Inc.	192,144
1,771		Interactive Brokers Group, Inc., Class A	371,343
783		Intercontinental Exchange, Inc.	140,783
2,104		JPMorgan Chase & Co.	555,456
3,318		Morgan Stanley	424,804
3,249		Northern Trust Corp.	346,798
2,138		Popular, Inc.	221,347
676		Principal Financial Group, Inc.	52,654
2,853		Progressive Corp., OH	812,905
6,445		Prudential Financial, Inc.	669,571
5,637		State Street Corp.	542,730
3,907		Synchrony Financial	225,239
3,045		The Hartford Insurance Group, Inc.	395,363
2,362		The Travelers Cos., Inc.	651,203
		TOTAL	7,482,942
		Health Care—13.9%
3,820		AbbVie, Inc.	710,940
1,986	[1]	Align Technology, Inc.	359,347
1,398		Amgen, Inc.	402,876
758	[1]	Biogen, Inc.	98,381
372	[1]	Boston Scientific Corp.	39,157
2,784		Cardinal Health, Inc.	429,961
2,774	[1]	Centene Corp.	156,565
305	[1]	Charles River Laboratories International, Inc.	41,367
5,860		Dentsply Sirona, Inc.	93,643
16,394	[1]	Elanco Animal Health, Inc.	220,335
394		Elevance Health, Inc.	151,233
1,564		Gilead Sciences, Inc.	172,165
74		HCA Healthcare, Inc.	28,223
232		Humana, Inc.	54,086
3,738	[1]	Illumina, Inc.	307,413
3,880	[1]	Incyte Genomics, Inc.	252,433
1,066		Johnson & Johnson	165,454
12,567	[1]	Moderna, Inc.	333,779
301		Regeneron Pharmaceuticals, Inc.	147,574
427		Teleflex, Inc.	52,209
584		UnitedHealth Group, Inc.	176,315
		TOTAL	4,393,456
		Industrials—15.7%
3,821		Allison Transmission Holdings, Inc.	395,550
144		Eaton Corp. PLC	46,109
1,275		Emerson Electric Co.	152,210
1,034		GE Aerospace	254,271
1,560		GE Vernova, Inc.	737,849
822	[1]	Generac Holdings, Inc.	100,391
674		Lockheed Martin Corp.	325,124
2,373		Manpower, Inc.	99,547
453		Northrop Grumman Corp.	219,601
761		Otis Worldwide Corp.	72,561
252		Paycom Software, Inc.	65,291

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
1,334	[1]	SPX Technologies, Inc.	$ 202,888
955		Trane Technologies PLC	410,908
266		TransDigm, Inc.	390,602
1,376		Union Pacific Corp.	305,004
2,046	[1]	United Airlines Holdings, Inc.	162,544
6,250		Veralto Corp.	631,437
1,604		Waste Management, Inc.	386,516
		TOTAL	4,958,403
		Information Technology—7.9%
3,357	[1]	DXC Technology Co.	51,026
6,182	[1]	Fortinet, Inc.	629,204
1,391	[1]	GoDaddy, Inc.	253,371
12,902		Hewlett Packard Enterprise Co.	222,947
285		IBM Corp.	73,832
2,174	[1]	Kyndryl Holdings, Inc.	84,873
1,000		NetApp, Inc.	99,160
5,256	[1]	Nutanix, Inc.	403,083
1,120	[1]	Qorvo, Inc.	85,142
615		Qualcomm, Inc.	89,298
508		Skyworks Solutions, Inc.	35,067
1,367		TD SYNNEX Corp.	165,872
3,494		Teradyne, Inc.	274,628
347	[1]	Zoom Communications, Inc.	28,194
		TOTAL	2,495,697
		Materials—4.7%
2,664		Alcoa Corp.	71,315
11,856		Celanese Corp.	626,353
3,381		FMC Corp.	137,133
7,337		Newmont Corp.	386,807
2,433		PPG Industries, Inc.	269,576
		TOTAL	1,491,184
		Real Estate—3.7%
518	[1]	CBRE Group, Inc.	64,760
9,690		Kilroy Realty Corp.	312,018
1,608		SBA Communications, Corp.	372,879
4,768		SL Green Realty Corp.	270,680
914		Welltower, Inc.	141,012
		TOTAL	1,161,349
		Utilities—5.2%
1,279		American Electric Power Co., Inc.	132,364
2,928		Consolidated Edison Co.	305,947
2,260		Duke Energy Corp.	266,047
3,000		Edison International	166,950
13,853		Exelon Corp.	607,038
904		Southern Co.	81,360
773		WEC Energy Group, Inc.	83,051
		TOTAL	1,642,757
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $30,344,460)	31,444,292
		OTHER ASSETS AND LIABILITIES - NET—0.7%[2]	212,774
		NET ASSETS—100%	$31,657,066

1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.